REVENUE RECOGNITION - Disaggregation of revenue (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disaggregation of Revenue [Line Items]
Revenues	$ 435	$ 451	$ 441	$ 444	$ 497	$ 388	$ 287	$ 185	$ 1,771	$ 1,357	$ 699
Service and membership related
Disaggregation of Revenue [Line Items]
Revenues									506	457	425
Vacation ownership products
Disaggregation of Revenue [Line Items]
Revenues									464	313	27
Rental and ancillary services
Disaggregation of Revenue [Line Items]
Revenues									386	265	91
Consumer financing
Disaggregation of Revenue [Line Items]
Revenues									89	57	5
Cost reimbursements
Disaggregation of Revenue [Line Items]
Revenues									326	265	151
Vacation Ownership
Disaggregation of Revenue [Line Items]
Revenues									1,149	786	194
Vacation Ownership | Service and membership related
Disaggregation of Revenue [Line Items]
Revenues									155	110	88
Vacation Ownership | Vacation ownership products
Disaggregation of Revenue [Line Items]
Revenues									464	313	27
Vacation Ownership | Rental and ancillary services
Disaggregation of Revenue [Line Items]
Revenues									213	136	17
Vacation Ownership | Consumer financing
Disaggregation of Revenue [Line Items]
Revenues									89	57	5
Vacation Ownership | Cost reimbursements
Disaggregation of Revenue [Line Items]
Revenues									228	170	57
Operations
Disaggregation of Revenue [Line Items]
Revenues									213	136	17
Operations | Rental and ancillary services
Disaggregation of Revenue [Line Items]
Revenues									213	136	17
Management Service
Disaggregation of Revenue [Line Items]
Revenues									155	110	88
Management Service | Service and membership related
Disaggregation of Revenue [Line Items]
Revenues									155	110	88
Service and membership related
Disaggregation of Revenue [Line Items]
Revenues									464	313	27
Service and membership related | Vacation ownership products
Disaggregation of Revenue [Line Items]
Revenues									464	313	27
Consumer financing
Disaggregation of Revenue [Line Items]
Revenues									89	57	5
Consumer financing | Consumer financing
Disaggregation of Revenue [Line Items]
Revenues									89	57	5
Cost reimbursements
Disaggregation of Revenue [Line Items]
Revenues									228	170	57
Cost reimbursements | Cost reimbursements
Disaggregation of Revenue [Line Items]
Revenues									228	170	57
Exchange and Rental
Disaggregation of Revenue [Line Items]
Revenues									622	571	505
Exchange and Rental | Service and membership related
Disaggregation of Revenue [Line Items]
Revenues									351	347	337
Exchange and Rental | Rental and ancillary services
Disaggregation of Revenue [Line Items]
Revenues									173	129	74
Exchange and Rental | Cost reimbursements
Disaggregation of Revenue [Line Items]
Revenues									98	95	94
Members Revenue
Disaggregation of Revenue [Line Items]
Revenues									350	344	330
Members Revenue | Service and membership related
Disaggregation of Revenue [Line Items]
Revenues									293	285	273
Members Revenue | Rental and ancillary services
Disaggregation of Revenue [Line Items]
Revenues									57	59	57
Transaction revenue
Disaggregation of Revenue [Line Items]
Revenues									198	198	193
Transaction revenue | Service and membership related
Disaggregation of Revenue [Line Items]
Revenues									141	139	136
Transaction revenue | Rental and ancillary services
Disaggregation of Revenue [Line Items]
Revenues									57	59	57
Membership fee revenue
Disaggregation of Revenue [Line Items]
Revenues									143	138	129
Membership fee revenue | Service and membership related
Disaggregation of Revenue [Line Items]
Revenues									143	138	129
Ancillary Member Revenue
Disaggregation of Revenue [Line Items]
Revenues									9	8	8
Ancillary Member Revenue | Service and membership related
Disaggregation of Revenue [Line Items]
Revenues									9	8	8
Club Rental
Disaggregation of Revenue [Line Items]
Revenues									105	63	9
Club Rental | Rental and ancillary services
Disaggregation of Revenue [Line Items]
Revenues									105	63	9
Other revenue
Disaggregation of Revenue [Line Items]
Revenues									20	21	22
Other revenue | Service and membership related
Disaggregation of Revenue [Line Items]
Revenues									13	18	19
Other revenue | Rental and ancillary services
Disaggregation of Revenue [Line Items]
Revenues									7	3	3
Rental management
Disaggregation of Revenue [Line Items]
Revenues									49	48	50
Rental management | Service and membership related
Disaggregation of Revenue [Line Items]
Revenues									45	44	45
Rental management | Rental and ancillary services
Disaggregation of Revenue [Line Items]
Revenues									4	4	5
Cost reimbursement revenue
Disaggregation of Revenue [Line Items]
Revenues									98	95	94
Cost reimbursement revenue | Cost reimbursements
Disaggregation of Revenue [Line Items]
Revenues									$ 98	$ 95	$ 94